UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A Ordinary Shares Ordinary Shares	Class B Ordinary shares Ordinary Shares	Class A ordinary shares subject to possible redemption	Additional paid-in capital	Accumulated deficit	Total
Balance at the beginning at Feb. 01, 2021	$ 0	$ 0		$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 01, 2021	0	0
Increase (Decrease) in Shareholders' Deficit
Issuance of Class B Ordinary shares to Sponsor (in shares)		5,750,000
Issuance of Class B Ordinary shares to Sponsor		$ 575		24,425	0	25,000
Remeasurement of Class A ordinary shares subject to possible redemption			$ (25,817,320)
Remeasurement of Class A ordinary shares subject to possible redemption				(24,500)	(25,792,820)	(25,817,320)
Forfeiture of Class B ordinary shares		$ (75)		75	0
Forfeiture of Class B ordinary shares (in shares)		(750,000)
Net Income (loss)					8,628,758	8,628,758
Balance at the end at Dec. 31, 2021	$ 0	$ 500		0	(17,164,062)	(17,163,562)
Balance at the end (in shares) at Dec. 31, 2021	0	5,000,000
Increase (Decrease) in Shareholders' Deficit
Remeasurement of Class A ordinary shares subject to possible redemption	$ 0	$ 0		0	(20,342)	(20,342)
Net Income (loss)	0	0		0	3,146,507	3,146,507
Balance at the end at Mar. 31, 2022	$ 0	$ 500		0	(14,037,897)	(14,037,397)
Balance at the end (in shares) at Mar. 31, 2022	0	5,000,000
Balance at the beginning at Dec. 31, 2021	$ 0	$ 500		0	(17,164,062)	(17,163,562)
Balance at the beginning (in shares) at Dec. 31, 2021	0	5,000,000
Increase (Decrease) in Shareholders' Deficit
Net Income (loss)						8,631,943
Balance at the end at Sep. 30, 2022	$ 0	$ 500		0	(9,737,011)	(9,736,511)
Balance at the end (in shares) at Sep. 30, 2022	0	5,000,000
Balance at the beginning at Dec. 31, 2021	$ 0	$ 500		0	(17,164,062)	(17,163,562)
Balance at the beginning (in shares) at Dec. 31, 2021	0	5,000,000
Increase (Decrease) in Shareholders' Deficit
Remeasurement of Class A ordinary shares subject to possible redemption			(2,920,785)
Remeasurement of Class A ordinary shares subject to possible redemption					(3,920,785)	(3,920,785)
Extension payment paid by Sponsor through a note			(1,000,000)
Net Income (loss)					10,006,245	10,006,245
Balance at the end at Dec. 31, 2022	$ 0	$ 500		0	(11,078,602)	(11,078,102)
Balance at the end (in shares) at Dec. 31, 2022	0	5,000,000
Balance at the beginning at Mar. 31, 2022	$ 0	$ 500		0	(14,037,897)	(14,037,397)
Balance at the beginning (in shares) at Mar. 31, 2022	0	5,000,000
Increase (Decrease) in Shareholders' Deficit
Remeasurement of Class A ordinary shares subject to possible redemption	$ 0	$ 0		0	(272,777)	(272,777)
Net Income (loss)	0	0		0	4,245,886	4,245,886
Balance at the end at Jun. 30, 2022	$ 0	$ 500		0	(10,064,788)	(10,064,288)
Balance at the end (in shares) at Jun. 30, 2022	0	5,000,000
Increase (Decrease) in Shareholders' Deficit
Remeasurement of Class A ordinary shares subject to possible redemption	$ 0	$ 0		0	(911,773)	(911,773)
Net Income (loss)	0	0		0	1,239,550	1,239,550
Balance at the end at Sep. 30, 2022	$ 0	$ 500		0	(9,737,011)	(9,736,511)
Balance at the end (in shares) at Sep. 30, 2022	0	5,000,000
Balance at the beginning at Dec. 31, 2022	$ 0	$ 500		0	(11,078,602)	(11,078,102)
Balance at the beginning (in shares) at Dec. 31, 2022	0	5,000,000
Increase (Decrease) in Shareholders' Deficit
Remeasurement of Class A ordinary shares subject to possible redemption	$ 0	$ 0		0	(895,995)	(895,995)
Extension payment paid by Sponsor through a note	0	0		0	(450,000)	(450,000)
Net Income (loss)	0	0		0	(606,402)	(606,402)
Balance at the end at Mar. 31, 2023	$ 0	$ 500		0	(13,030,999)	(13,030,999)
Balance at the end (in shares) at Mar. 31, 2023	0	5,000,000
Balance at the beginning at Dec. 31, 2022	$ 0	$ 500		0	(11,078,602)	(11,078,102)
Balance at the beginning (in shares) at Dec. 31, 2022	0	5,000,000
Increase (Decrease) in Shareholders' Deficit
Remeasurement of Class A ordinary shares subject to possible redemption			(1,646,951)
Extension payment paid by Sponsor through a note			$ (1,081,948)
Net Income (loss)						377,882
Balance at the end at Sep. 30, 2023	$ 0	$ 500		0	(13,429,619)	(13,429,119)
Balance at the end (in shares) at Sep. 30, 2023	0	5,000,000
Balance at the beginning at Mar. 31, 2023	$ 0	$ 500		0	(13,030,999)	(13,030,999)
Balance at the beginning (in shares) at Mar. 31, 2023	0	5,000,000
Increase (Decrease) in Shareholders' Deficit
Remeasurement of Class A ordinary shares subject to possible redemption	$ 0	$ 0		0	(384,040)	(384,040)
Extension payment paid by Sponsor through a note	0	0		0	(450,000)	(450,000)
Net Income (loss)	0	0		0	1,032,816	1,032,816
Balance at the end at Jun. 30, 2023	0	$ 500		0	(12,832,223)	(12,831,723)
Balance at the end (in shares) at Jun. 30, 2023		5,000,000
Increase (Decrease) in Shareholders' Deficit
Remeasurement of Class A ordinary shares subject to possible redemption	0	$ 0		0	(366,916)	(366,916)
Extension payment paid by Sponsor through a note	0	0		0	(181,948)	(181,948)
Net Income (loss)	0	0		0	(48,532)	(48,532)
Balance at the end at Sep. 30, 2023	$ 0	$ 500		$ 0	$ (13,429,619)	$ (13,429,119)
Balance at the end (in shares) at Sep. 30, 2023	0	5,000,000